Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of related party [text block] [Abstract]
Schedule of amounts due from related parties
		As at June 30, 2021	As at December 31, 2020
Quantum Infosec Inc (“Quantum”)	(a, b)	$357	$-
Guardforce TH Group Company Limited	(b)	6,593	6,026
Guardforce AI Technology Limited	(b)	236	-
Guardforce AI Service Limited	(b)	236	-
Bangkok Bank Public Company Limited	(c)	-	443
Guardforce Limited	(d)	-	20,647
Shenzhen Intelligent Guardforce Robot Technology Co., Limited	(e)	-	346,152
		$7,422	$373,268

Schedule of amounts due to related parties
		As at June 30, 2021	As at December 31, 2020
Tu Jingyi	(b)	$88,047	$88,047
Profit Raider Investment Limited	(b)	1,253,814	1,136,664
Shenzhen Intelligent Guardforce Robot Technology Co., Limited	(d)	2,881,698	-
Guardforce Holdings (HK) Limited	(c)	156,782	156,782
Richard Hall	(e)	15,976	-
Shenzhen Junwei Investment Development Company Limited (“Junwei”)	(a)	-	225,085
Guardforce Aviation Security Company Limited	(d)	-	1,224
Guardforce Security (Thailand) Company Limited	(d)	-	62,667
		$4,396,317	$1,670,469

Schedule of long-term borrowings from related parties
		As at June 30, 2021	As at December 31, 2020
Guardforce Holdings (HK) Limited	(a)	$4,040,500	$4,140,500
Tu Jingyi	(b)	1,437,303	1,437,303
Profit Raider Investment Limited	(c)	12,649,903	13,508,009
		$18,127,706	$19,085,812

Schedule of related party transactions
		For the six months ended June 30,
Nature		2021	2020
Service/ Products received from related parties:
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases	(a)	$4,652,125	$150,185

Service/ Products delivered to related parties:
Guardforce Limited – Sales	(b)	$111,564	$128,410